Commitments & Contingencies - Contingencies (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 08, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($) country
Brazil Tax Matters
Loss Contingencies
Damages sought, value			$ 400
CISGIL v. IBM UK
Loss Contingencies
Amount of award against IBM		$ 20
Minimum
Loss Contingencies
Clients' presence in number of countries | country			175
Minimum | IBM v. GF
Loss Contingencies
Damages sought, value	$ 1,500